Schedule of Inventory Reserves (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Inventory write-offs during 2024	$ (4)
Benefit from inventory reserve during 2024	14
Inventory reserve balance at December 31, 2023	384
Inventory reserve balance at March 31, 2024	394	$ 384
FG Group Holdings Inc [Member]
Inventory reserve balance at December 31, 2022	$ 384	486
Inventory write-offs during 2024		(67)
Benefit from inventory reserve during 2024		(35)
Inventory reserve balance at December 31, 2023		$ 384